Accrued Expense and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payables	$ 589,865	$ 1,733,937
Professional fee and others	136,903	422,314
Total	$ 726,768	$ 2,156,251